Segment Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended				9 Months Ended				12 Months Ended
	Jan. 31, 2015		Jan. 31, 2014		Jan. 31, 2015		Jan. 31, 2014		Apr. 30, 2014		Apr. 30, 2013
Net revenue	$ 1,829		$ 3,690		$ 5,622		$ 9,092		$ 11,550		$ 8,323
Sales and marketing costs	(1,094)		(821)		(3,340)		(2,160)		(3,155)		(2,665)
Stock- based compensation expense	(657)		(941)		(2,284)		(1,968)		(2,807)		(2,376)
Personalized Oncology Solutions [Member]
Net revenue	453		590		1,245		1,834		2,264		2,390
Direct cost of services	(672)		(608)		(2,171)		(2,078)		(2,667)		(2,604)
Sales and marketing costs	(366)		(405)		(1,243)		(1,159)		(1,723)		(1,496)
Other operating expenses	0		0		0		0		0		(134)
Stock- based compensation expense	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]
Segment profit (loss)	(585)		(423)		(2,169)		(1,403)		(2,126)		(1,844)
Translational Oncology Solutions [Member]
Net revenue	1,376		3,100		4,377		7,258		9,286		5,933
Direct cost of services	(1,300)		(1,007)		(3,205)		(2,572)		(3,496)		(2,637)
Sales and marketing costs	(613)		(352)		(1,650)		(812)		(1,080)		(938)
Other operating expenses	(1,028)		(531)		(3,490)		(1,595)		(2,209)		(1,753)
Stock- based compensation expense	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]
Segment profit (loss)	(1,565)		1,210		(3,968)		2,279		2,501		605
Unallocated Corporate Overhead [Member]
Net revenue	0		0		0		0		0		0
Direct cost of services	0		0		0		0		0		0
Sales and marketing costs	0		0		0		0		0		0
Other operating expenses	(612)		(1,254)		(2,413)		(2,790)		(3,828)		(2,606)
Stock- based compensation expense	(657)	[1]	(941)	[1]	(2,284)	[1]	(1,968)	[1]	(2,807)	[1]	(2,376)	[1]
Segment profit (loss)	(1,269)		(2,195)		(4,697)		(4,758)		(6,635)		(4,982)
Consolidated [Member]
Net revenue	1,829		3,690		5,622		9,092		11,550		8,323
Direct cost of services	(1,972)		(1,615)		(5,376)		(4,650)		(6,163)		(5,241)
Sales and marketing costs	(979)		(757)		(2,893)		(1,971)		(2,803)		(2,434)
Other operating expenses	(1,640)		(1,785)		(5,903)		(4,385)		(6,037)		(4,493)
Stock- based compensation expense	(657)	[1]	(941)	[1]	(2,284)	[1]	(1,968)	[1]	(2,807)	[1]	(2,376)	[1]
Segment profit (loss)	$ (3,419)		$ (1,408)		$ (10,834)		$ (3,882)		$ (6,260)		$ (6,221)

[1]	Stock compensation expense is shown separately and is excluded from direct costs of services, sales and marketing costs, and other operating expenses, as it is managed on a consolidated basis and is not used by management to evaluate the performance of its segments.